Net debt - Borrowings (Details) - GBP (£) £ in Millions		Dec. 31, 2023	Dec. 31, 2022	Oct. 12, 2022	Dec. 31, 2021
Net debt
Carrying value		£ 4,264	£ 4,990
Effect of discounting		525	567
Undiscounted value		4,789	5,557
Bank and other short-term borrowings	[1]	1,134	1,345
Lease liabilities		445	460		£ 217
Measurement period adjustments
Net debt
Carrying value				£ (11)
Bank and other short-term borrowings			(9)
Lease liabilities			(7)	£ (8)
Pound sterling
Net debt
Carrying value		1,075	1,726
Euro
Net debt
Carrying value		934	927
US dollar
Net debt
Carrying value		2,212	2,313
Other currencies
Net debt
Carrying value		43	24
Lease liabilities		59	58
Less than one year
Net debt
Undiscounted value		1,185	1,425
Between 1 and 5 years
Net debt
Undiscounted value		2,601	3,075
More than five years
Net debt
Undiscounted value		£ 1,003	£ 1,057

[1]	Goodwill, right-of-use assets, investments in associated undertakings, contract costs, accrued income, accruals, loans, long-term liabilities, lease liabilities, deferred tax liabilities, and provisions have been retrospectively adjusted in 2022, in accordance with IFRS 3, to reflect measurement period adjustments made relating to the Terminix acquisition (see Note B1).